Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment information
Schedule of revenue geographical areas

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
United States(2)	1,240,906	858,858	776,223
Mainland China and Hong Kong	1,465,553	1,447,427	1,066,558
Eurasia(1)	394,716	607,895	393,634
	3,101,175	2,914,180	2,236,415
(1)	Not including Mainland China and Hong Kong
(2)	Presenting the revenue to those companies whose headquarters are in the United States, but ultimately selling products to their global customers.

Schedule of revenue by product and service type

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Sales of wafers	3,038,947	2,803,819	2,134,943
Mask making, testing and others	62,228	110,361	101,472
	3,101,175	2,914,180	2,236,415

Schedule of property, plant and equipment by geographical area

	Property, plant and equipment
	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
United States	45	69	95
Europe(2)	137,778	125,339	5
Asia(1)	117	97	122
Hong Kong	2,618	2,839	3,040
Mainland China(2)	6,382,845	5,559,013	3,900,556
	6,523,403	5,687,357	3,903,818

(1)	Not including Mainland China and Hong Kong
(2)	Fabrication facilities are owned and operated only in Mainland China and Italy.